COMMITMENTS AND CONTINGENCIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	May 31, 2011	Jun. 05, 2012
Insurance Claims [Member]
Litigation [Abstract]
Number of claims administrators against whom Company has indemnification claims in the event of potential liability to secondary carrier	2
Dan Maddy v Ruby Tuesday [Member]
Litigation [Abstract]
Payment made by our secondary insurance carrier for Maddy lawsuit settlement	$ 2,750,000	$ 2,750,000
Number of claims administrators against whom Company has indemnification claims in the event of potential liability to secondary carrier			2
Pennsylvania [Member]
Guarantor Obligations [Line Items]
Number of restaurants alleged violators of the Age Discrimination in Employment Act	5
Ohio [Member]
Guarantor Obligations [Line Items]
Number of restaurants alleged violators of the Age Discrimination in Employment Act	1